Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands	Nov. 08, 2019	Oct. 08, 2019	Nov. 12, 2019	Sep. 30, 2019	Dec. 31, 2018	Aug. 31, 2018	Dec. 31, 2017
Par value				$ 0.001	$ 0.001		$ 0.001
Debt amount						$ 5,000
Subsequent Event [Member]
Debt amount			$ 350
Subsequent Event [Member] | 2019 Bridge Notes [Member]
Maturity date		Dec. 31, 2019
Subsequent Event [Member] | Lincoln Park [Member]
Amount authorized	$ 20,000
Par value	$ 0.001
Shares issued	706,592